Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Accounting Classification and Fair Values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
June 30, 2025
Financial assets
Debt investments	4	684	108	1,247	2,039	174	502	116	792
Equity investments	4	213	—	—	213	106	—	107	213
Time deposits	4	—	—	1,714	1,714
Trade and other receivables		—	—	262	262
Loan receivables in the financial services segment		—	—	708	708
Other assets		1	—	209	210	—	1	—	1
Cash and cash equivalents	5	—	—	3,880	3,880
Total		898	108	8,020	9,026	280	503	223	1,006
Financial liabilities
Convertible notes	7	(479)	—	(1,000)	(1,479)	—	—	(479)	(479)
Bank loans	7	—	—	(253)	(253)
Lease liabilities		—	—	(181)	(181)
Warrant liabilities		(10)	—	—	(10)	(10)	—	—	(10)
Trade payables and other liabilities		—	(162)	(868)	(1,030)	—	—	(162)	(162)
Deposits from customers in the banking business		—	—	(1,543)	(1,543)
Total		(489)	(162)	(3,845)	(4,496)	(10)	—	(641)	(651)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2024
Financial assets
Debt investments	4	434	267	824	1,525	268	321	112	701
Equity investments	4	207	—	—	207	86	—	121	207
Time deposits	4	—	—	1,698	1,698
Trade and other receivables		—	—	206	206
Loan receivables in the financial services segment		—	—	536	536
Other assets		21	—	224	245	—	21	—	21
Cash and cash equivalents	5	—	—	2,964	2,964
Total		662	267	6,452	7,381	354	342	233	929
Financial liabilities
Bank loans	7	—	—	(206)	(206)
Lease liabilities	7	—	—	(158)	(158)
Warrant liabilities		(11)	—	—	(11)	(11)	—	—	(11)
Trade payables and other liabilities		(5)	(141)	(908)	(1,054)	—	—	(146)	(146)
Deposits from customers in the banking business		0	—	(1,225)	(1,225)
Total		(16)	(141)	(2,497)	(2,654)	(11)	—	(146)	(157)

Disclosure of Significant Unobservable Inputs Used in Fair Value Measurement of Assets	The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs

Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities

Put options issued to non-controlling interests	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).
Embedded derivative within the convertible notes	Income approach	Volatility rates	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Put options issued to non-controlling interests	Embedded derivative of the Convertible Notes	Total
	$	$	$	$
(in $ millions)
At January 1, 2024	221	(123)	—	98
Net change in fair value (unrealized)
- Gain/(loss) included in profit or loss	(13)	—	—	(13)
- Gain/(loss) included in OCI	—	1	—	1
Net purchases/ (issuances)	*	—	—	*
At June 30, 2024	208	(122)	—	86
At January 1, 2025	233	(146)	—	87
Net change in fair value (unrealized)
- Gain/(loss) included in profit or loss	2	—	3	5
- Gain/(loss) included in OCI	—	(6)	—	(6)
Net purchases/ (issuances)	10	(10)	(482)	(482)
Transfer between Level 3 and Level 1	(22)	—	—	(22)
At June 30, 2025	223	(162)	(479)	(418)

*Amount less than $1 million

Disclosure of Significant Unobservable Inputs Used in Fair Value Measurement of Liabilities	The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs

Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities

Put options issued to non-controlling interests	Income approach	Probability attributed to achieving certain milestones	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).
Embedded derivative within the convertible notes	Income approach	Volatility rates	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Put options issued to non-controlling interests	Embedded derivative of the Convertible Notes	Total
	$	$	$	$
(in $ millions)
At January 1, 2024	221	(123)	—	98
Net change in fair value (unrealized)
- Gain/(loss) included in profit or loss	(13)	—	—	(13)
- Gain/(loss) included in OCI	—	1	—	1
Net purchases/ (issuances)	*	—	—	*
At June 30, 2024	208	(122)	—	86
At January 1, 2025	233	(146)	—	87
Net change in fair value (unrealized)
- Gain/(loss) included in profit or loss	2	—	3	5
- Gain/(loss) included in OCI	—	(6)	—	(6)
Net purchases/ (issuances)	10	(10)	(482)	(482)
Transfer between Level 3 and Level 1	(22)	—	—	(22)
At June 30, 2025	223	(162)	(479)	(418)

*Amount less than $1 million